Other Operating Expenses - Summary of Other Operating Expense (Detail) - ARS ($) $ in Thousands		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure of other operating expenses [line items]
Turnover tax		$ 371,504,579	$ 414,076,140		$ 280,286,008
From credit cards		146,103,465	133,696,772		116,567,951
Other adjustments and interests for miscellaneous obligations		35,606,343	20,623,862		8,175,687
Charges for other provisions		15,989,118	19,141,651		16,606,387
Deposit guarantee fund contributions		11,989,522	12,429,670		12,972,877
Insurance claims		7,559,826	5,596,608		2,956,879
Loss from sale or impairment of investment in properties and other non-financial assets		216,751
Donations		1,850,815	2,749,231		2,849,966
Taxes		585,211	789,247		5,715,981
Loss from sale or impairment of property, plant and equipment		11,261,409	3,008,783		3,677,671
Other		67,032,766	87,498,982		59,190,525
Charges for administrative, disciplinary and criminal sanctions	$ 432
Operating expenses		$ 669,700,237	$ 699,610,946	[1]	$ 508,999,932

[1]	See Note 3.